Annual Total Returns [BarChart] - LVIP Delaware Diversified Income Fund - Standard Class	May 01, 2021
Bar Chart Table:
2011	2.91%
2012	2.78%
2013	(1.06%)
2014	1.69%
2015	0.78%
2016	2.09%
2017	2.17%
2018	0.24%
2019	5.21%
2020	4.31%